Inventories - Additional information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Classes Of Inventories [Line Items]
Inventory write-downs, net of reversals	$ 48
Net inventory write- back		$ 7
Inventory partly write offs		74
Disclosure - Inventories - Additional information (Detail) [Line Items]
Inventories pledged as security for liabilities	$ 566	611
Previously Stated [Member]
Classes Of Inventories [Line Items]
Net inventory write- back		$ 81